American Legacy® Signature Individual Variable Annuity Contracts
Updating Summary Prospectus for Current Contractowners

May 1, 2023
This updating summary prospectus summarizes certain changes to key features of the American Legacy® Signature variable annuity contract issued by The Lincoln National Life Insurance Company (Lincoln Life or Company).
You should read this updating summary prospectus carefully, particularly the section titled Important Information You Should Consider about the American Legacy® Signature contract.
The prospectus for the American Legacy® Signature variable annuity contract contains more information about the Contract’s features, benefits, and risks. You can find the prospectus and other information about the Contract online at www.lfg.com/VAprospectus. You can also obtain this information at no cost by calling 1-800-942-5500 or by sending an email request to CustServSupportTeam@lfg.com.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
All prospectuses and other shareholder reports, will be made available on www.lfg.com/VAprospectus. If you wish to receive future shareholder reports in paper, free of charge, please call us at 1-800-942-5500, send an email request to CustServSupportTeam@lfg.com, or contact your registered representative. Your election to receive reports in paper will apply to all funds available under your Contract.

Updated Information About Your Contract
The information in this updating summary prospectus is a summary of certain contract features that have changed since the prospectus dated May 1, 2022. This may not reflect all of the changes that have occurred since you entered into your Contract.
Summary of Recent Contract Changes:
•
The address of State Street Bank and Trust Company, the accounting services provider of the Variable Annuity Account, changed to c/o WeWork, 1100 Main Street, Suite 400, Kansas City, MO 64105.
•
Lincoln ProtectedPaySM lifetime income suite is a suite of optional riders available for purchase, subject to availability and broker-dealer approval, that provides:
•
Guaranteed lifetime periodic withdrawals for you (and your spouse if the joint life option is selected) up to the Protected Annual Income amount which is based upon a Protected Income Base;
•
An Enhancement that increases the Protected Income Base if certain criteria are met;
•
Account Value Step-ups of the Protected Income Base to the Contract Value if the Contract Value is equal to or greater than the Protected Income after the Enhancement; and
•
Age-based increases to the Protected Annual Income amount (after reaching a higher age-band and after an Account Value Step-up).
•
Lincoln ProtectedPaySM is available for election on all new and existing nonqualified and qualified (IRAs and Roth IRAs) annuity contracts. The Contractowner/Annuitant as well as the spouse under the joint life option must be age 85 or younger at the time the rider is elected. The initial Purchase Payment or Contract Value (if elected after the Contract is issued) must be at least $25,000. Rider elections are just to Home Office approval if your Contract Value totals $2 million or more.
•
If you purchase a Lincoln ProtectedPaySM rider, you will be required to adhere to Investment Requirements, which will limit your ability to invest in certain Subaccounts offered in your Contract. Certain rider options have more restrictive Investment Requirements than others. In addition, the fixed account is not available except for use with dollar cost averaging.
•
The rider suite provides flexible investment and income choices to meet your individual needs by offering six different options.
•
The following changes apply to 4LATER® Select Advantage riders elected on and after November 28, 2022 (subject to state availability):
•
the current protected lifetime income fee may increase annually after ten years from the rider effective date;
•
the Guaranteed Maximum Annual Fee is higher;
•
the Enhancement Period does not reset;
•
the Protected Income Base is the highest of the previous Protected Income Base, Account Value Step-up, or Enhancement Value.

Important Information You Should Consider About the American Legacy® Signature Variable Annuity Contract
	FEES AND EXPENSES			Location in Prospectus
Charges for Early Withdrawals
If you make a withdrawal in excess of the free withdrawal amount before the 7th anniversary since your last Purchase Payment (Signature 1) or 4th anniversary
(Signature 2), you may be assessed a surrender charge of up to 7% of the amount withdrawn, declining to 0% over that time period. For example, if you make a withdrawal of $100,000 during the first year after your Purchase Payment, you could be assessed a charge of up to $7,000 on the Purchase Payment withdrawn.
•Fee Tables •Examples •Charges and Other Deductions – Surrender Charge
Transaction Charges	None, other than surrender charges.			•Charges and Other Deductions
Ongoing Fees and Expenses (annual charges)
Minimum and Maximum Annual Fee Table. The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
•Fee Tables •Examples •Charges and Other Deductions
	Annual Fee	Minimum	Maximum
	Base Contract – Account Value Death Benefit	1.27%[1]	1.62%[1]
	Base Contract – Guarantee of Principal Death Benefit	1.32%[1]	1.67%[1]
	Base Contract – Enhanced Guaranteed Minimum Death Benefit	1.57%[1]	1.92%[1]
	Base Contract – Estate Enhancement Benefit	1.77%[1]	2.12%[1]
	Investment options (fund fees and expenses)	0.53%[1]	1.20%[1]
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.40%[1]	2.75%[2]
1 As a percentage of average Account Value in the Subaccounts.
2 As an annualized percentage of the Protected Income Base.

Lowest and Highest Annual Cost Table. Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year. This estimate assumes that you do not take withdrawals from the
Contract, which could add surrender charges that substantially increase costs.

	Lowest Annual Cost: $2,095	Highest Annual Cost: $6,569
	Assumes:	Assumes:

•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
contract class, fund fees and expenses
•No optional benefits
•No surrender charges
•No additional Purchase Payments,
transfers, or withdrawals

•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
contract class, optional benefits, fund
fees and expenses
•No surrender charges
•No additional Purchase Payments,
transfers, or withdrawals

	RISKS	Location in Prospectus
Risk of Loss	•You can lose money by investing in this Contract, including loss of principal.	•Principal Risks •Investments of the Variable Annuity Account
Not a Short-Term Investment
•This Contract is not designed for short-term investing and may not be appropriate for the investor who needs ready access to cash.
•Withdrawals may result in surrender charges. If you take a withdrawal, any surrender charge will reduce the value of your Contract or the amount of money that you actually receive.
•The benefits of tax deferral, long-term income, and living benefit protections also mean the Contract is more beneficial to investors with a long-term investment horizon.
•Principal Risks •Surrender and Withdrawals •Fee Tables •Charges and Other Deductions •Living Benefit Riders
Risks Associated with Investment Options
•An investment in this Contract is subject to the risk of poor investment performance of the investment options you choose. Performance can vary depending on the performance of the investment options available under the Contract.
•Each investment option (including the fixed account option) has its own unique risks.
•You should review the investment options before making an investment decision.
•Principal Risks •Investments of the Variable Annuity Account
Insurance Company Risks
•An investment in the Contract is subject to the risks related to us. Any obligations
(including under the fixed account option), guarantees, or benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about Lincoln Life, including our financial strength ratings, is available upon request by calling 1-800-
942-5500 or visiting www.LincolnFinancial.com.
•Principal Risks
	RESTRICTIONS	Location in Prospectus
Investments
•The frequency of transfers between investment options is restricted. There are also restrictions on the minimum amount that may be transferred from a variable option and the maximum amount that may be transferred from the fixed account option.
•We reserve the right to remove or substitute any funds as investment options that are available under the Contract.
•Principal Risks •Investments of the Variable Annuity Account
Optional Benefits
•Optional benefits may limit or restrict the investment options that you may select under the Contract. We may change these restrictions in the future.
•Excess Withdrawals may reduce the value of an optional benefit by an amount greater than the value withdrawn or result in termination of the benefit.
•You are required to have a certain level of Contract Value for some new rider elections.
•We may modify or stop offering an optional benefit that is currently available at any time.
•If you elect certain optional benefits, you may be limited in the amount of Purchase
Payments that you can make (and when).
•The Contracts •Living Benefit Riders •Appendix B – Investment Requirements •Appendix D – Discontinued Death Benefit and Living Benefit Riders
	TAXES	Location in Prospectus
Tax Implications
•Consult with a tax professional to determine the tax implications of an investment in and payments received under this Contract.
•If you purchase the Contract through a tax-qualified plan or IRA, you do not get any additional tax deferral under the Contract.
•Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59½.
•Federal Tax Matters

	CONFLICTS OF INTEREST	Location in Prospectus
Investment Professional Compensation
•Your registered representative may receive compensation for selling this Contract to you, both in the form of commissions and because we may share the revenue it earns on this Contract with the professional’s firm. (Your investment professional may be your broker, investment adviser, insurance agent, or someone else).
•This potential conflict of interest may influence your investment professional to recommend this Contract over another investment.
•Distribution of the Contracts •Principal Risks
Exchanges
•If you already own a contract, some investment professionals may have a financial incentive to offer you a new Contract in place of the one you own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new Contract rather than continue to own your existing contract.
•The Contracts - Replacement of Existing Insurance

Appendix A — Funds Available Under The Contract
The following is a list of funds currently available under the Contract. Depending on the optional benefits you choose, you may not be able to invest in certain funds. Current performance of the Subaccounts can be found at www.lfg.com/VAprospectus. More information about the funds is available in the Fund’s prospectus, which may be amended from time to time and can be found online at www.lfg.com/VAprospectus. You can also request this information and current fund performance at no cost by calling 1-800-942-5500 or by sending an email request to CustServSupportTeam@lfg.com.
The current expenses and performance information below reflects fees and expenses of the Fund, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each fund’s past performance is not necessarily an indication of future performance.
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
High total return (including income and capital gains) consistent with preservation of capital over the long term.	American Funds Asset Allocation Fund - Class 2 This fund is not available in contracts issued on or after January 9, 2017.	0.55%	-13.40%	5.33%	8.10%
High total return (including income and capital gains) consistent with preservation of capital over the long term.	American Funds Asset Allocation Fund - Class 4 This fund is not available in contracts issued before January 9, 2017.	0.80%	-13.66%	5.06%	7.87%
Seeks to provide a level of current income that exceeds the average yield on U.S. stocks generally and to provide a growing stream of income over the years.	American Funds Capital Income Builder® - Class 4	0.77%[2]	-7.37%	3.83%	N/A
To provide, over the long term, with a high level of total return consistent with prudent investment management.	American Funds Capital World Bond Fund - Class 2 This fund is not available in contracts issued on or after May 22, 2017.	0.72%	-17.69%	-1.77%	-0.50%
To provide, over the long term, with a high level of total return consistent with prudent investment management.	American Funds Capital World Bond Fund - Class 4 This fund is not available in contracts issued before May 22, 2017.	0.97%	-17.84%	-2.01%	-0.70%
Long-term growth of capital while providing current income.	American Funds Capital World Growth and Income Fund - Class 2 This fund is not available in contracts issued on or after May 22, 2017.	0.67%[2]	-17.33%	4.10%	7.77%
Long-term growth of capital while providing current income.	American Funds Capital World Growth and Income Fund - Class 4 This fund is not available in contracts issued before May 22, 2017.	0.92%[2]	-17.57%	3.83%	7.53%
The balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.	American Funds Global Balanced Fund - Class 2 This fund is not available in contracts issued on or after January 9, 2017.	0.75%[2]	-14.56%	3.40%	5.25%
The balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.	American Funds Global Balanced Fund - Class 4 This fund is not available in contracts issued before January 9, 2017.	1.00%[2]	-14.73%	3.13%	5.12%
Long-term growth of capital.	American Funds Global Growth Fund - Class 2 This fund is not available in contracts issued on or after May 22, 2017.	0.66%[2]	-24.74%	7.06%	10.15%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Long-term growth of capital.	American Funds Global Growth Fund - Class 4 This fund is not available in contracts issued before May 22, 2017.	0.91%[2]	-24.92%	6.80%	9.92%
Long-term growth of capital. A fund of funds.	American Funds Global Growth PortfolioSM - Class 4	0.98%	-24.75%	4.67%	N/A
Long-term capital growth.	American Funds Global Small Capitalization Fund - Class 2 This fund is not available in contracts issued on or after May 22, 2017.	0.91%[2]	-29.55%	2.79%	6.84%
Long-term capital growth.	American Funds Global Small Capitalization Fund - Class 4 This fund is not available in contracts issued before May 22, 2017.	1.16%[2]	-29.69%	2.54%	6.58%
To provide long-term growth of capital while providing current income. A fund of funds.	American Funds Growth and Income PortfolioSM - Class 4	0.80%	-15.74%	4.63%	N/A
Growth of capital.	American Funds Growth Fund - Class 2 This fund is not available in contracts issued on or after May 22, 2017.	0.59%	-29.94%	11.14%	13.64%
Growth of capital.	American Funds Growth Fund - Class 4 This fund is not available in contracts issued before May 22, 2017.	0.84%	-30.11%	10.86%	13.38%
Long-term growth of capital and income.	American Funds Growth-Income Fund - Class 2 This fund is not available in contracts issued on or after May 22, 2017.	0.53%	-16.49%	7.83%	11.54%
Long-term growth of capital and income.	American Funds Growth-Income Fund - Class 4 This fund is not available in contracts issued before May 22, 2017.	0.78%	-16.71%	7.56%	11.28%
To provide investors with a high level of current income; capital appreciation is the secondary objective.	American Funds High-Income Trust - Class 2 This fund is not available in contracts issued on or after May 22, 2017.	0.55%[2]	-9.26%	3.14%	3.86%
To provide investors with a high level of current income; capital appreciation is the secondary objective.	American Funds High-Income Trust - Class 4 This fund is not available in contracts issued before May 22, 2017.	0.80%[2]	-9.53%	2.88%	3.64%
Long-term growth of capital.	American Funds International Fund - Class 2 This fund is not available in contracts issued on or after May 22, 2017.	0.78%	-20.79%	-1.03%	3.92%
Long-term growth of capital.	American Funds International Fund - Class 4 This fund is not available in contracts issued before May 22, 2017.	1.03%	-21.02%	-1.29%	3.67%
Long-term growth of capital while providing current income.	American Funds International Growth and Income Fund - Class 2 This fund is not available in contracts issued on or after May 22, 2017.	0.80%	-15.25%	0.62%	3.60%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Long-term growth of capital while providing current income.	American Funds International Growth and Income Fund - Class 4 This fund is not available in contracts issued before May 22, 2017.	1.05%	-15.52%	0.35%	3.37%
To provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection. A fund of funds.	American Funds Managed Risk Asset Allocation Fund - Class P2	0.90%[2]	-13.97%	2.83%	5.69%
High total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection. A fund of funds.	American Funds Managed Risk Global Allocation PortfolioSM - Class P2	1.03%[2]	-18.25%	1.03%	N/A
Long-term growth of capital and current income while seeking to manage volatility and provide downside protection. A fund of funds.	American Funds Managed Risk Growth and Income PortfolioSM - Class P2	0.91%[2]	-15.10%	2.36%	N/A
To provide growth of capital while seeking to manage volatility and provide downside protection. A fund of funds.	American Funds Managed Risk Growth Fund - Class P2	0.94%[2]	-24.88%	6.31%	N/A
Long-term growth of capital while seeking to manage volatility and provide downside protection. A fund of funds.	American Funds Managed Risk Growth PortfolioSM - Class P2	0.95%[2]	-20.36%	2.84%	N/A
To achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection. A fund of funds.	American Funds Managed Risk Growth- Income Fund - Class P2	0.87%[2]	-16.93%	4.06%	N/A
To provide long-term growth of capital while seeking to manage volatility and provide downside protection. A fund of funds.	American Funds Managed Risk International Fund - Class P2	1.11%[2]	-15.54%	-2.60%	N/A
To produce income and to provide an opportunity for growth of principal consistent with sound common stock investing while seeking to manage volatility and provide downside protection. A fund of funds.	American Funds Managed Risk Washington Mutual Investors Fund - Class P2	0.88%[2]	-9.16%	2.08%	N/A
To provide current income and preservation of capital.	American Funds Mortgage Fund - Class 2 This fund is not available in contracts issued on or after May 22, 2017.	0.55%[2]	-9.94%	0.14%	0.94%
To provide current income and preservation of capital.	American Funds Mortgage Fund - Class 4 This fund is not available in contracts issued before May 22, 2017.	0.80%[2]	-10.16%	-0.11%	0.75%
Long-term capital appreciation.	American Funds New World Fund® - Class 2 This fund is not available in contracts issued on or after May 22, 2017.	0.82%[2]	-22.10%	2.32%	4.27%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Long-term capital appreciation.	American Funds New World Fund® - Class 4 This fund is not available in contracts issued before May 22, 2017.	1.07%[2]	-22.25%	2.07%	4.02%
To provide as high a level of current income as is consistent with the preservation of capital.	American Funds The Bond Fund of America - Class 2 This fund is not available in contracts issued on or after May 22, 2017.	0.46%[2]	-12.58%	0.76%	1.36%
To provide as high a level of current income as is consistent with the preservation of capital.	American Funds The Bond Fund of America - Class 4 This fund is not available in contracts issued before May 22, 2017.	0.71%[2]	-12.75%	0.51%	1.12%
To provide a high level of current income consistent with prudent investment risk and preservation of capital.	American Funds U.S. Government Securities Fund - Class 2 This fund is not available in contracts issued on or after January 9, 2017.	0.49%[2]	-10.95%	0.61%	0.92%
To provide a high level of current income consistent with prudent investment risk and preservation of capital.	American Funds U.S. Government Securities Fund - Class 4 This fund is not available in contracts issued before January 9, 2017.	0.74%[2]	-11.20%	0.37%	0.70%
To provide the investors with current income, consistent with the maturity and quality standards applicable to the fund, and preservation of capital and liquidity.	American Funds Ultra-Short Bond Fund - Class 2 This fund is not available in contracts issued on or after May 22, 2017.	0.55%	1.17%	0.72%	0.24%
To provide the investors with current income, consistent with the maturity and quality standards applicable to the fund, and preservation of capital and liquidity.	American Funds Ultra-Short Bond Fund - Class 4 This fund is not available in contracts issued before May 22, 2017.	0.80%	0.83%	0.47%	0.06%
To produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.	American Funds Washington Mutual Investors Fund - Class 2 This fund is not available in contracts issued on or after May 22, 2017.	0.50%[2]	-8.45%	7.11%	11.30%
To produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.	American Funds Washington Mutual Investors Fund - Class 4 This fund is not available in contracts issued before May 22, 2017.	0.75%[2]	-8.69%	6.84%	11.08%
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP American Balanced Allocation Fund - Service Class	0.92%[2]	-14.92%	4.04%	5.84%
A balance between a high level of current income and growth of capital. A fund of funds.	LVIP American Global Balanced Allocation Managed Risk Fund - Service Class	0.94%	-15.82%	2.43%	4.28%
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP American Global Growth Allocation Managed Risk Fund - Service Class	0.96%	-18.42%	2.25%	4.46%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP American Growth Allocation Fund - Service Class	0.94%[2]	-15.96%	4.12%	6.39%
A high level of current income with some consideration given to growth of capital. A fund of funds.	LVIP American Income Allocation Fund - Service Class	0.92%[2]	-13.70%	3.05%	4.33%
Current income, consistent with the preservation of capital. A fund of funds.	LVIP American Preservation Fund - Service Class	0.85%[2]	-6.97%	0.34%	0.49%
1
The name of the adviser or sub-adviser is not listed if the name is incorporated into the name of the fund or the fund company.
2
This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund prospectus for additional information.

Appendix B — Investment Requirements
If you purchase a Living Benefit Rider (except i4LIFE® Advantage without the Guaranteed Income Benefit), you will be subject to Investment Requirements. This means you will be limited in your choice of Subaccount investments and may be limited in how much you can invest in certain Subaccounts. This also means you will not be able to allocate Contract Value to all of the Subaccounts that are available to Contractowners who have not elected a Living Benefit Rider. We impose Investment Requirements to reduce the risk of investment losses that may require us to use our own assets to make guaranteed payments under a Living Benefit Rider.
If you elect Lincoln ProtectedPay Secure CoreSM, Lincoln ProtectedPay Secure PlusSM, Lincoln ProtectedPay Secure MaxSM, Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) or 4LATER® Advantage (Managed Risk), you must allocate your Contract Value in accordance with the Investment Requirements for Managed Risk Riders section below. If you elect Lincoln IRA Income PlusSM, you must allocate your Contract Value in accordance with the Investment Requirements for the Lincoln IRA Income PlusSM section below. If you elect any other Living Benefit Rider, you must allocate your Contract Value in accordance with the Investment Requirements for i4LIFE® Advantage Select Guaranteed Income Benefit or other Living Benefit Riders sections below, according to which rider you purchased and the date of purchase. Currently, if you purchase i4LIFE® Advantage without the Guaranteed Income Benefit, you will not be subject to any Investment Requirements, although we reserve the right to impose Investment Requirements for this rider in the future. If we do exercise our right to do so, you will have to reallocate your Account Value subject to such requirements.
If you elect a Living Benefit Rider, Investment Requirements apply whether you purchase the rider at contract issue, or add it to an existing Contract. You must hold the rider for a minimum period of time after election (the minimum time is specified under the Termination section of each rider). During this time, you will be required to adhere to the Investment Requirements. After this time, failure to adhere to the Investment Requirements will result in termination of the rider.
Certain Living Benefit Riders guarantee you the right to transition to a version of i4LIFE® Advantage Guaranteed Income Benefit even if that version is no longer available for purchase. If you transition to i4LIFE® Advantage Guaranteed Income Benefit, the Investment Requirements under your Prior Living Benefit Rider continue to apply. See i4LIFE® Advantage – i4LIFE® Advantage Guaranteed Income Benefit Transitions for a discussion of this transition.
Certain of the underlying funds that are included in the Investment Requirements, including funds managed by an adviser affiliated with us, employ risk management strategies that are intended to control the funds’ overall volatility, and for some funds, to also reduce the downside exposure of the funds during significant market downturns. These funds are included under Investment Requirements (particularly in the Investment Requirements for the Managed Risk riders) in part because the reduction in volatility helps us to reduce the risk of investment losses that may require us to use our own assets to make guaranteed payments under a Living Benefit Rider. At the same time, risk management strategies in periods of high market volatility or other market conditions, could limit your participation in market gains. This may conflict with your investment objectives by limiting your ability to maximize potential growth of your Contract Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. You should consult with your registered representative to determine whether these funds align with your investment objectives. For more information about the funds and the investment strategies they employ, please refer to the funds’ current prospectuses. Fund prospectuses are available by contacting us.
If you purchase a Living Benefit Rider (except i4LIFE® Advantage without the Guaranteed Income Benefit), you agree to be automatically enrolled in the portfolio rebalancing option under your Contract and thereby authorize us to automatically rebalance your Contract Value on a periodic basis. (This portfolio rebalancing will continue while a death claim is being settled, if the Living Benefit Rider could continue on an additional measuring life.) On each quarterly anniversary of the effective date of the rider, we will rebalance your Contract Value in accordance with your allocation instructions in effect at the time of the rebalancing. Any reallocation of Contract Value among the Subaccounts made by you prior to a rebalancing date will become your allocation instructions for rebalancing purposes. Confirmation of the rebalancing will appear on your quarterly statement. If we rebalance Contract Value from the Subaccounts and your allocation instructions do not comply with the Investment Requirements, portfolio rebalancing will be paused, and any subsequent transfer requests will be considered not in Good Order until updated allocation instructions are received. These investments will become your allocation instructions until you tell us otherwise.
Some investment options are not available to you if you purchase certain riders. The Investment Requirements may not be consistent with an aggressive investment strategy. You should consult with your registered representative to determine if the Investment Requirements are consistent with your investment objectives.
For certain Living Benefit Riders, the Subaccounts of your Contract are divided into groups and have specified minimum or maximum percentages of Contract Value that must be in each group at the time you purchase the rider. Please review the Investment Requirements below to determine which Investment Requirements apply to your rider. You can select the percentages of Contract Value to allocate to individual Subaccounts within each group, but the total investment for all Subaccounts within the group must comply with the specified minimum or maximum percentages for that group. We may change the list of Subaccounts in a group, change the number of groups, change the minimum or maximum percentages of Contract Value allowed in a group, change the investment options that are or are not available to you, or change the rebalancing frequency at any time in our sole discretion. For other Living Benefit Riders, we may only make certain Subaccounts available to you, which are listed below.
For all Living Benefit Riders, we may make Subaccounts unavailable to you at any time in our sole discretion. You will be notified at least 30 days prior to the date of any change. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under these riders. Our decision to make modifications will be based on several factors including the general market conditions and the style and investment objectives of the subaccount investments.
At the time you receive notice of a change to the Investment Requirements, you may:
1.
submit your own reallocation instructions for the Contract Value, before the effective date specified in the notice, so that the Investment Requirements are satisfied; or
2.
take no action and be subject to the quarterly rebalancing as described above. If this results in a change to your allocation instructions, then these will be your new allocation instructions until you tell us otherwise; or
3.
terminate the applicable rider immediately, without waiting for a termination event, if you do not wish to be subject to these Investment Requirements.
Investment Requirements for Managed Risk Riders. If you elect Lincoln ProtectedPay Secure CoreSM, Lincoln ProtectedPay Secure PlusSM, Lincoln ProtectedPay Secure MaxSM, Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), 4LATER® Advantage (Managed Risk), are transitioning to i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) from one of these riders (if applicable), or elect i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) prior to May 21, 2018 or on or after May 18, 2020, you must currently allocate your Contract Value among one or more of the following Subaccounts only.
Group 1 Investments must be at least 20% of Contract Value or Account Value	Group 2 Investments cannot exceed 80% of Contract Value or Account Value	Group 3 Investments cannot exceed 10% of Contract Value or Account Value
American Funds Mortgage Fund* American Funds The Bond Fund of America* American Funds U.S. Government Securities Fund* LVIP American Preservation Fund
American Funds Managed Risk Asset Allocation
Fund
American Funds Managed Risk Global Allocation
PortfolioSM
American Funds Managed Risk Growth and
Income PortfolioSM
American Funds Managed Risk Growth Fund
American Funds Managed Risk Growth
PortfolioSM
American Funds Managed Risk Growth-Income
Fund
American Funds Managed Risk International
Fund
American Funds Managed Risk Washington
Mutual Investors Fund
LVIP American Global Balanced Allocation
Managed Risk Fund
LVIP American Global Growth Allocation
Managed Risk Fund
No Subaccounts at this time.
* This fund is only available to contracts issued on or after May 22, 2017.
The fixed account is only available for dollar cost averaging.
As an alternative, to satisfy these Investment Requirements, you may allocate 100% of your Contract Value or i4LIFE® Advantage Account Value among the Subaccounts listed below. If you allocate less than 100% of Contract Value or i4LIFE® Advantage Account Value among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to the Group 1 restrictions. Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and be subject to Group 2 restrictions.
•
American Funds Managed Risk Asset Allocation Fund
•
American Funds Managed Risk Global Allocation PortfolioSM
•
American Funds Managed Risk Growth and Income PortfolioSM
•
American Funds Managed Risk Growth PortfolioSM
•
American Funds Mortgage Fund*
•
American Funds The Bond Fund of America*
•
American Funds U.S. Government Securities Fund*
•
LVIP American Global Balanced Allocation Managed Risk Fund
•
LVIP American Global Growth Allocation Managed Risk Fund
•
LVIP American Preservation Fund
* This fund is only available to contracts issued on or after May 22, 2017.

Investment Requirements for Lincoln IRA Income PlusSM. If you elect Lincoln IRA Income PlusSM, you must allocate 100% of your Contract Value among the following Subaccounts:
•
American Funds Managed Risk Asset Allocation Fund
•
American Funds Managed Risk Global Allocation PortfolioSM
•
American Funds Managed Risk Growth and Income PortfolioSM
•
American Funds Managed Risk Growth PortfolioSM
•
LVIP American Global Balanced Allocation Managed Risk Fund
•
LVIP American Global Growth Allocation Managed Risk Fund
Investment Requirements for other Living Benefit Riders for Contracts issued on or after May 22, 2017. If you elected i4LIFE® Advantage Select Guaranteed Income Benefit prior to May 21, 2018, Lincoln ProtectedPay Select CoreSM, Lincoln ProtectedPay Select PlusSM, Lincoln ProtectedPay Select MaxSM, Lincoln Market Select® Advantage, Lincoln Max 6 SelectSM Advantage, Lincoln Wealth PassSM, 4LATER® Select Advantage, or Lincoln Long-Term CareSM Advantage on or after May 22, 2017, or you are transitioning to i4LIFE® Advantage Select Guaranteed Income Benefit from one of these riders (if applicable), you must currently allocate your Contract Value among one or more of the following Subaccounts.
Group 1 Investments must be at least 20% of Contract Value or Account Value.	Group 2 Investments cannot exceed 80% of Contract Value or Account Value.
American Funds Mortgage Fund American Funds The Bond Fund of America American Funds U.S. Government Securities Fund LVIP American Preservation Fund
American Funds Asset Allocation Fund
American Funds Capital Income Builder®
American Funds Capital World Growth and Income Fund
American Funds Global Balanced Fund
American Funds Global Growth Fund
American Funds Global Growth PortfolioSM
American Funds Growth and Income PortfolioSM
American Funds Growth Fund
American Funds Growth-Income Fund
American Funds High-Income Trust
American Funds International Fund
American Funds International Growth and Income Fund
American Funds Managed Risk Asset Allocation Fund
American Funds Managed Risk Global Allocation PortfolioSM
American Funds Managed Risk Growth and Income PortfolioSM
American Funds Managed Risk Growth PortfolioSM
American Funds Ultra-Short Bond Fund
American Funds Washington Mutual Investors Fund
LVIP American Balanced Allocation Fund
LVIP American Global Balanced Allocation Managed Risk Fund
LVIP American Global Growth Allocation Managed Risk Fund
LVIP American Growth Allocation Fund
LVIP American Income Allocation Fund

The fixed account is only available for dollar cost averaging.
As an alternative, if you purchased your Contract on or after May 22, 2017, to satisfy these Investment Requirements, you may allocate 100% of your Contract Value or i4LIFE® Advantage Account Value among the Subaccounts listed below. If you allocate less than 100% of Contract Value or i4LIFE® Advantage Account Value among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to the Group 1 restrictions. Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and be subject to Group 2 restrictions.
•
American Funds Asset Allocation Fund
•
American Funds Global Balanced Fund
•
American Funds Growth and Income PortfolioSM
•
American Funds Managed Risk Asset Allocation Fund
•
American Funds Managed Risk Global Allocation PortfolioSM
•
American Funds Managed Risk Growth and Income PortfolioSM
•
American Funds Managed Risk Growth PortfolioSM
•
American Funds Mortgage Fund
•
American Funds The Bond Fund of America
•
American Funds U.S. Government Securities Fund
•
LVIP American Balanced Allocation Fund
•
LVIP American Global Balanced Allocation Managed Risk Fund
•
LVIP American Global Growth Allocation Managed Risk Fund
•
LVIP American Growth Allocation Fund
•
LVIP American Income Allocation Fund
•
LVIP American Preservation Fund
The fixed account is only available for dollar cost averaging.
Additionally, Contract Value may be allocated in accordance with certain asset allocation models made available to you by your broker-dealer. If so, currently 100% of the Contract Value can be allocated to one of the following models: American Funds Balanced Model

Portfolio, American Funds Conservative Model Portfolio, American Funds Asset Allocation Fund & American Funds U.S. Government/AAA-Rated Securities Fund Model, American Funds IS TRICAP Global Moderate Growth Portfolio or American Funds IS TRICAP Moderate Growth Portfolio. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your Contract that meets the Investment Requirements or reallocate Contract Value according to the Investment Requirements listed above. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider. We may exclude an asset allocation model from being available for investment at any time, in our sole discretion. You will be notified prior to the date of such a change.
Investment Requirements for other Living Benefit Riders for Contracts issued prior to May 22, 2017 that elect a rider on or after August 29, 2016 (October 3, 2016 for existing Contractowners). If you elected i4LIFE® Advantage Select Guaranteed Income Benefit on or after August 29, 2016 (October 3, 2016 for existing Contractowners) but prior to May 21, 2018, or Lincoln ProtectedPay Select CoreSM, Lincoln ProtectedPay Select PlusSM, Lincoln ProtectedPay Select MaxSM, Lincoln Market Select® Advantage, 4LATER® Select Advantage, Lincoln Long-Term CareSM Advantage, or you are transitioning to i4LIFE®Advantage Select Guaranteed Income Benefit from one of these riders (if applicable), you must currently allocate 100% of your Contract Value among one or more of the following Subaccounts.
•
American Funds Global Balanced Fund
•
American Funds Growth and Income PortfolioSM
•
American Funds Managed Risk Asset Allocation PortfolioSM
•
American Funds Managed Risk Global Allocation PortfolioSM
•
American Funds Managed Risk Growth PortfolioSM
•
American Funds Managed Risk Growth and Income PortfolioSM
•
LVIP American Balanced Allocation Fund
•
LVIP American Growth Allocation Fund
•
LVIP American Income Allocation Fund
•
LVIP American Preservation Fund
The fixed account, if available, is only available for dollar cost averaging.
As an alternative, to satisfy these Investment Requirements, contracts that purchase one of these Living Benefit Riders on or after August 29, 2016 (October 3, 2016 for existing Contractowners) and prior to January 9, 2017 may allocation 100% of your Contract Value or Account Value among the American Funds Asset Allocation Fund (85%) and the American Funds U.S. Government/AAA-Rated Securities Fund (15%).
Contracts that purchase one of these Living Benefit Riders on or after January 9, 2017 may satisfy these Investment Requirements by allocating 100% of the Contract Value or Account Value in accordance with the American Funds Asset Allocation Fund & American Funds U.S. Government/AAA-Rated Securities Fund, American Funds IS TRICAP Global Moderate Growth Portfolio or American Funds IS TRICAP Moderate Growth Portfolio asset allocation model made available to you by your broker-dealer. If you terminate the asset allocation model, you must follow the Investment Requirements applicable to your rider. We may exclude an asset allocation model from being available for investment at any time, in our sole discretion. You will be notified prior to the date of such a change.
Investment Requirements for Previous Rider Elections
Investment Requirements for i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) elected on or after May 21, 2018 and prior to May 18, 2020. If you elect i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) on or after May 21, 2018 and prior to May 18, 2020, you must allocate 100% of your Account Value among one or more of the following Subaccounts only. Not all funds may be available, refer to the “Description of the Funds” section of this prospectus for more information.
•
American Funds Managed Risk Asset Allocation Fund
•
American Funds Managed Risk Global Allocation PortfolioSM
•
American Funds Managed Risk Growth and Income PortfolioSM
•
American Funds Managed Risk Growth Fund
•
American Funds Managed Risk Growth PortfolioSM
•
American Funds Managed Risk Growth-Income Fund
•
American Funds Managed Risk International Fund
•
American Funds Managed Risk Washington Mutual Investors Fund
•
American Funds Mortgage Fund*
•
American Funds The Bond Fund of America*
•
American Funds U.S. Government Securities Fund*
•
LVIP American Global Balanced Allocation Managed Risk Fund
•
LVIP American Global Growth Allocation Managed Risk Fund
•
LVIP American Preservation Fund
* This fund is only available to contracts issued on or after May 22, 2017.
The fixed account is only available for dollar cost averaging.

Investment Requirements for i4LIFE® Advantage Select Guaranteed Income Benefit elected on or after May 21, 2018 and prior to May 18, 2020 for Contracts issued on or after May 22, 2017. If your Contract was issued on or after May 22, 2017 and you elect i4LIFE® Advantage Select Guaranteed Income Benefit on or after May 21, 2018 and prior to May 18, 2020, you may allocate 100% of your Account Value among all Subaccounts except those listed below.
•
American Funds Capital World Bond Fund
•
American Funds Global Small Capitalization Fund
•
American Funds New World Fund®
The fixed account, if available, is only available for dollar cost averaging.
As an alternative, to satisfy these Investment Requirements, Account Value may be allocated in accordance with certain asset allocation models made available to you by your broker-dealer. If so, currently 100% of the Account Value can be allocated to one of the following models: American Funds Asset Allocation Fund & American Funds U.S. Government/AAA-Rated Securities Fund Model, American Funds Balanced Model Portfolio, American Funds Conservative Model Portfolio, American Funds IS TRICAP Global Moderate Growth Portfolio or American Funds IS TRICAP Moderate Growth Portfolio. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your Contract that meets the Investment Requirements or reallocate Account Value according to the Investment Requirements listed above. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider. We may exclude an asset allocation model from being available for investment at any time, in our sole discretion. You will be notified prior to the date of such a change.
Investment Requirements for i4LIFE® Advantage Select Guaranteed Income Benefit elected on or after May 21, 2018 and prior to May 18, 2020 for Contracts issued prior to May 22, 2017. If your Contract was issued prior to May 22, 2017 and prior to May 18, 2020 and you elect i4LIFE® Advantage Select Guaranteed Income Benefit on or after May 21, 2018, you may allocate 100% of your Account Value among one or more of the following Subaccounts only.
•
American Funds Capital Income Builder®
•
American Funds Global Balanced Fund
•
American Funds Global Growth PortfolioSM
•
American Funds Growth and Income PortfolioSM
•
American Funds Managed Risk Asset Allocation Fund
•
American Funds Managed Risk Global Allocation PortfolioSM
•
American Funds Managed Risk Growth and Income PortfolioSM
•
American Funds Managed Risk Growth Fund
•
American Funds Managed Risk Growth PortfolioSM
•
American Funds Managed Risk Growth-Income Fund
•
American Funds Managed Risk International Fund
•
American Funds Managed Risk Washington Mutual Investors Fund
•
LVIP American Balanced Allocation Fund
•
LVIP American Global Balanced Allocation Managed Risk Fund
•
LVIP American Global Growth Allocation Managed Risk Fund
•
LVIP American Growth Allocation Fund
•
LVIP American Income Allocation Fund
•
LVIP American Preservation Fund
The fixed account, if available, is only available for dollar cost averaging.
As an alternative, to satisfy these Investment Requirements, you may allocate 100% of Account Value in accordance with the American Funds Asset Allocation Fund & American Funds U.S. Government/AAA-Rated Securities Fund asset allocation model made available to you by your broker-dealer. If you terminate the asset allocation model, you must follow the Investment Requirements applicable to your rider. We may exclude an asset allocation model from being available for investment at any time, in our sole discretion. You will be notified prior to the date of such a change.

Investment Requirements for other Living Benefit Riders purchased on or after October 5, 2015 and prior to August 29, 2016 (October 3, 2016 for existing Contractowners). For Lincoln Market Select® Advantage riders, and for i4LIFE® Advantage Guaranteed Income Benefit (version 4) and Lincoln Long-Term CareSM Advantage riders purchased on or after October 5, 2015 and prior to August 29, 2016 (October 3, 2016 for existing Contractowners), you must currently allocate your Contract Value among one or more of the following Subaccounts.
Group 1 Investments must be at least 30% of Contract Value or Account Value	Group 2 Investments cannot exceed 70% of Contract Value or Account Value	Group 3 Investments cannot exceed 10% of Contract Value or Account Value
American Funds Capital World Bond Fund American Funds Mortgage Fund American Funds The Bond Fund of America American Funds U.S. Government Securities Fund LVIP American Preservation Fund
American Funds Asset Allocation Fund
American Funds Capital Income Builder®
American Funds Capital World Growth and
Income Fund
American Funds Global Balanced Fund
American Funds Global Growth Fund
American Funds Global Growth PortfolioSM
American Funds Growth and Income PortfolioSM
American Funds Growth Fund
American Funds Growth-Income Fund
American Funds High-Income Trust
American Funds International Fund
American Funds International Growth and
Income Fund
American Funds Ultra-Short Bond Fund
American Funds Washington Mutual Investors
Fund
LVIP American Balanced Allocation Fund
LVIP American Growth Allocation Fund
LVIP American Income Allocation Fund
American Funds Global Small Capitalization Fund American Funds New World Fund®
The fixed account is only available for dollar cost averaging.
As an alternative, to satisfy these Investment Requirements, you may allocate 100% of your Contract Value or i4LIFE® Advantage Account Value among the Subaccounts listed below. If you allocate less than 100% of Contract Value or i4LIFE® Advantage Account Value among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to the Group 1 restrictions. Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and be subject to Group 2 restrictions.
•
American Funds Asset Allocation Fund
•
American Funds Capital World Bond Fund
•
American Funds Global Balanced Fund
•
American Funds Mortgage Fund
•
American Funds The Bond Fund of America
•
American Funds U.S. Government Securities Fund
•
LVIP American Balanced Allocation Fund
•
LVIP American Growth Allocation Fund
•
LVIP American Income Allocation Fund
•
LVIP American Preservation Fund

Investment Requirements for other Living Benefit Riders purchased prior to October 5, 2015. If you elected a Living Benefit Rider other than Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) or 4LATER® Advantage (Managed Risk), prior to October 5, 2015, you must currently allocate your Contract Value among one or more of the following Subaccounts.
Group 1 Investments must be at least 30% of Contract Value or Account Value	Group 2 Investments cannot exceed 70% of Contract Value or Account Value	Group 3 Investments cannot exceed 10% of Contract Value or Account Value
American Funds Capital World Bond Fund American Funds Mortgage Fund American Funds The Bond Fund of America American Funds U.S. Government Securities Fund LVIP American Preservation Fund	All other Subaccounts, except as described below.	No Subaccounts at this time.
The fixed account is only available for dollar cost averaging.
As an alternative, to satisfy these Investment Requirements, you may allocate 100% of your Contract Value or i4LIFE® Advantage Account Value among the Subaccounts listed below. If you allocate less than 100% of Contract Value or i4LIFE® Advantage Account

Value among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to the Group 1 restrictions. Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and be subject to Group 2 restrictions.
•
American Funds Asset Allocation Fund
•
American Funds Capital World Bond Fund
•
American Funds Global Balanced Fund
•
American Funds Managed Risk Asset Allocation Fund
•
American Funds Managed Risk Global Allocation PortfolioSM
•
American Funds Managed Risk Growth and Income PortfolioSM
•
American Funds Managed Risk Growth PortfolioSM
•
American Funds Mortgage Fund
•
American Funds The Bond Fund of America
•
American Funds U.S. Government Securities Fund
•
LVIP American Balanced Allocation Fund
•
LVIP American Global Balanced Allocation Managed Risk Fund
•
LVIP American Global Growth Allocation Managed Risk Fund
•
LVIP American Growth Allocation Fund
•
LVIP American Income Allocation Fund
•
LVIP American Preservation Fund

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This updating summary prospectus incorporates by reference the prospectus and statement of additional information (SAI) for the Contract, both dated May 1, 2023, as may be amended or supplemented from time to time. The SAI may be obtained, free of charge, in the same manner as the prospectus.

SEC File Nos. 333-170695; 811-05721
EDGAR Contract Identifier C000096725